financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Credit risk
Contract assets	$ 817	$ 849	$ 864	$ 862	$ 913	$ 939
Cost/Gross amount
Credit risk
Contract assets	850		896
Allowance for doubtful accounts
Credit risk
Contract assets	(33)		(32)
The 12-month period ending one year hence
Credit risk
Contract assets	554		590
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	576		612
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(22)		(22)
The 12-month period ending two years hence
Credit risk
Contract assets	222		231
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	231		240
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(9)		(9)
Thereafter
Credit risk
Contract assets	41		43
Thereafter | Cost/Gross amount
Credit risk
Contract assets	43		44
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (2)		$ (1)